                                                           February 4, 2005
                                                                  Supplement

[MORGAN STANLEY LOGO]

            SUPPLEMENT DATED FEBRUARY 4, 2005 TO THE PROSPECTUS OF
                    MORGAN STANLEY FEDERAL SECURITIES TRUST
                            Dated December 30, 2004

     The second paragraph of the section of the Prospectus titled "Fund
Management" is hereby replaced by the following:

  The Fund's portfolio is managed within the Taxable-Fixed Income team.
  Current members of the team include Scott Richard and Roberto Sella, Managing
  Directors of the Investment Adviser, and Michael Luo, an Executive Director
  of the Investment Adviser.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                     37895SPT-01